Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued professional fees	$ 542	$ 1,192	$ 50
Accrued employee related costs	4,018	2,213	1,359
Accrued merchant fees	0	184	137
Accrued interest	0	27	38
Legal accrual	0	1,302
Other	1,159	1,093	398
Accrued expenses	$ 5,719	$ 6,011	$ 1,982	$ 1,266